Stockholders' Equity	12 Months Ended
Dec. 31, 2010
Stockholders' Equity
Stockholders' Equity

NOTE 7—Stockholders' Equity

Equity Offering

On July 14, 2008, we closed the public offering of 3,121,300 shares of our common stock at a price of $64.00 per share. Net proceeds from the offering were approximately $191.3 million after deducting the underwriters' discount and estimated offering expenses. We used approximately $96.0 million of the net proceeds to pay off outstanding borrowings under our Senior Credit Facility. We used the remaining net proceeds for general corporate purposes, including the funding of a portion of our 2008 drilling program, other capital expenditures and working capital requirements.

Caddo Parish Acquisition for Common Stock

In May 2008, we acquired approximately 3,665 net acres in the Longwood field of Caddo Parish, Louisiana, through the issuance of 908,098 shares of our common stock valued at approximately $33.9 million. See Note 12.

Share Lending Agreement

In connection with the offering of our 3.25% in December 2006, we lent an affiliate of Bear, Stearns & Co. ("BSC") a total of 3,122,263 shares of our common stock under the Share Lending Agreement. Under this agreement, BSC is entitled to offer and sell such shares and use the sale to facilitate the establishment of a hedge position by investors in the notes. BSC will receive all proceeds from the common stock offerings and lending transactions under this agreement. BSC is obligated to return the shares to us in the event of certain circumstances, including the redemption of the notes or the conversion of the notes to shares of our common stock pursuant to the terms of the indenture governing the notes.

The Share Lending Agreement also requires BSC to post collateral if its credit rating is below either A3 by Moody's Investors Service ("Moody's") or A-by Standard and Poor's ("S&P"). As a result of the long-term ratings downgrade of BSC in March 2008, BSC was required to return all or a portion of the borrowed shares or collateralize the return obligation with cash or highly liquid non-cash collateral. On March 20, 2008, BSC had returned 1,497,963 shares of the 3,122,263 originally borrowed shares and fully collateralized the remaining 1,624,300 borrowed shares with a cash collateral deposit of approximately $41.3 million. This amount represents the market value of the remaining borrowed shares at March 20, 2008. Under certain conditions, BSC is required to maintain collateral value in the amount at least equal to the market value of the outstanding borrowed shares. The 1,497,963 shares returned to us were recorded as treasury stock and retired in March 2008.

In May 2008, JP Morgan Chase & Co. completed its acquisition of and assumed all counterparty liabilities of The Bear Stearns Companies Inc. JP Morgan Chase & Co.'s credit rating exceeds that required by the Share Lending Agreement. Thus, collateral is no longer required. Should JP Morgan Chase & Co.'s credit ratings decline below either A3 by Moody's or A- by S&P, it would be required to post collateral to support its obligation to return any remaining borrowed shares.

The 1,624,300 shares of common stock outstanding as of December 31, 2010, under the Share Lending Agreement have a fair value of $28.7 million based on a closing price on December 31, 2010 of $17.64 per share and are required to be returned to us in the future. The shares are treated in basic and diluted earnings per share as if they were already returned and retired. As a result, the shares of common stock lent under the Share Lending Agreement have no impact on the earnings per share calculation.

Capped Call Option Transactions

On December 10, 2007, we closed the public offering of 6,430,750 shares of our common stock at a price of $23.50 per share. Net proceeds from the offering were approximately $145.4 million after deducting the underwriters' discount and estimated offering expenses. We used approximately $123.8 million of the net proceeds to pay off outstanding borrowings under our Senior Credit Facility, and approximately $21.6 million of the net proceeds to purchase capped call options on shares of our common stock from affiliates of BSC and J.P. Morgan Securities Inc.

The capped call option agreements were separate transactions entered into by us with the option counterparties and was not part of the offering of common stock. The capped call option transactions covered, subject to customary anti-dilution adjustments, approximately 5.8 million shares of our common stock, and each of them was divided into a number of tranches with differing expiration dates. Approximately 77,333 options per trading day expired over each of three separate 25 consecutive trading day settlement periods. During 2009, two-thirds of the options expired. The remaining one-third of the options subject to the capped call expired in May and June 2010 and did not result in our receipt of any shares of common stock.

Preferred Stock

Our Series B Convertible Preferred Stock (the "Series B Convertible Preferred Stock") was initially issued on December 21, 2005, in a private placement of 1,650,000 shares for net proceeds of $79.8 million (after offering costs of $2.7 million). Each share of the Series B Convertible Preferred Stock has a liquidation preference of $50 per share, aggregating to $82.5 million, and bears a dividend of 5.375% per annum. Dividends are payable quarterly in arrears beginning March 15, 2006. If we fail to pay dividends on our Series B Convertible Preferred Stock on any six dividend payment dates, whether or not consecutive, the dividend rate per annum will be increased by 1.0% until we have paid all dividends on our Series B Convertible Preferred Stock for all dividend periods up to and including the dividend payment date on which the accumulated and unpaid dividends are paid in full.

On January 23, 2006, the initial purchasers of the Series B Convertible Preferred Stock exercised their over-allotment option to purchase an additional 600,000 shares at the same price per share, resulting in net proceeds of $29.0 million, which was used to fund our 2006 capital expenditure program.

Each share is convertible at the option of the holder into our common stock at any time at an initial conversion rate of 1.5946 shares of common stock per share, which is equivalent to an initial conversion price of approximately $31.36 per share of common stock. Upon conversion of the Series B Convertible Preferred Stock, we may choose to deliver the conversion value to holders in cash, shares of common stock, or a combination of cash and shares of common stock.

If a fundamental change occurs, holders may require us in specified circumstances to repurchase all or part of the Series B Convertible Preferred Stock. In addition, upon the occurrence of a fundamental change or specified corporate events, we will under certain circumstances increase the conversion rate by a number of additional shares of common stock. A "fundamental change" will be deemed to have occurred if any of the following occurs:

•

We consolidate or merge with or into any person or convey, transfer, sell or otherwise dispose of or lease all or substantially all of our assets to any person, or any person consolidates with or merges into us or with us, in any such event pursuant to a transaction in which our outstanding voting shares are changed into or exchanged for cash, securities, or other property; or

•	We are liquidated or dissolved or adopt a plan of liquidation or dissolution.

A "fundamental change" will not be deemed to have occurred if at least 90% of the consideration in the case of a merger or consolidation under the first clause above consists of common stock traded on a U.S. national securities exchange and the Series B Preferred Stock becomes convertible solely into such common stock.

On or after December 21, 2010, we may, at our option, cause the Series B Convertible Preferred Stock to be automatically converted into the number of shares of common stock that are issuable at the then-prevailing conversion rate, pursuant to the Company Conversion Option. We may exercise our conversion right only if, for 20 trading days within any period of 30 consecutive trading days ending on the trading day before the announcement of our exercise of the option, the closing price of the common stock equals or exceeds 130% of the then-prevailing conversion price of the Series B Convertible Preferred Stock. The Series B Convertible Preferred Stock is non-redeemable by us.